Income Taxes - Schedule of Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effect of rates different than statutory
United States - Federal	(70.76%)	23.56%	19.20%
United States - State	(15.85%)	5.20%	3.15%
Other countries	21.07%	(8.15%)	(1.21%)
Change in valuation allowance	(134.41%)	50.44%	4.20%
Change in unrecognized tax benefit	(15.50%)	8.83%	7.68%
Return to provision differences - United States Federal	(7.63%)	6.55%	1.46%
Other	11.82%	6.08%	(4.09%)
Total	(114.71%)	79.98%	49.03%
Cayman Island [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory
Australia [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory	7.21%	(22.78%)	(0.44%)
Brazil [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory	9.02%	(0.97%)
Canada [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory	17.16%	(0.44%)
Hong Kong [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory	21.61%	(14.89%)	(7.84%)
Japan [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory	18.69%	(13.85%)	(1.30%)
Mainland China [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory	(28.36%)	23.53%	31.40%
Mexico [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory	18.61%	(0.04%)
Singapore [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory	32.61%	16.91%	(3.18%)